LONG TERM LOAN (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF LONG TERM LOAN

The activities of the long term loan during the six month ended June 30, 2024 are as follows:

	June 30, 2024	December 31, 2023
Balance, opening	$85,107	$135,971
Repayments	(23,284)	(43,350)
Interest expense, accrued	2,855	3,333
Translation difference	(2,830)	(8,847)
Balance, ending	61,848	85,107
Less:
Long term loan – current portion	48,891	46,680
Long term loan	$12,957	$38,427

SCHEDULE OF UNDISCOUNTED REPAYMENTS	The undiscounted repayments for each of the next two years and in the aggregate are:
Year ended	Amount
December 31, 2024	$23,989
December 31, 2025	37,859
$61,848